15. STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rates		1.80%
Expected life	5 years	5 years
Expected volatility	25.00%	25.00%
Dividend yield
Weighted-average grant date fair value per share	$ 1.31	$ 0.76
Maximum
Risk-free interest rates	0.66%
Minimum
Risk-free interest rates	0.73%